Commodity Derivative Instruments - Gross and Net Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Gross amounts and adjustments made for net derivative assets
Gross Amounts not Offset in the Balance Sheet	$ (11)
Net Amounts	521
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts not Offset in the Balance Sheet	11
Net Amounts	(28,492)
Current assets
Gross amounts and adjustments made for net derivative assets
Gross Amounts of Recognized Assets	16,761	$ 89,746
Gross Amounts Offset in the Balance Sheet	(16,229)	(20,861)
Net Amounts of Assets Presented in the Balance Sheet	532	68,885
Net Amounts		71,791
Non-current assets
Gross amounts and adjustments made for net derivative assets
Gross Amounts of Recognized Assets	5,284	5,916
Gross Amounts Offset in the Balance Sheet	(5,284)	(3,010)
Net Amounts of Assets Presented in the Balance Sheet		2,906
Current liabilities
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts of Recognized Liabilities	(38,005)	(20,861)
Gross Amounts Offset in the Balance Sheet	16,229	20,861
Net Amounts of Liabilities Presented in the Balance Sheet	(21,776)
Non-current liabilities
Gross amounts and adjustments made for net derivative liabilities
Gross Amounts of Recognized Liabilities	(12,011)	(3,010)
Gross Amounts Offset in the Balance Sheet	5,284	$ 3,010
Net Amounts of Liabilities Presented in the Balance Sheet	$ (6,727)